Borrowings - Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings.
Opening balance - January 1	$ 2,203,209	$ 2,055,878	$ 1,897,774
Additions through business combination	6,457	46,356
Interest expense	179,280	182,246	193,829
Interest paid	168,285	167,938	171,883
Bank loans and bond proceeds received	1,076,063	232,219	1,800,000
Bank loans and bonds repaid	(653,504)	(99,903)	(1,622,317)
Bank overdraft	3,208
Transaction costs	(38,597)	(5,561)	(58,044)
Foreign exchange	1,259	(40,088)	16,519
Closing balance - December 31	$ 2,609,090	$ 2,203,209	$ 2,055,878